Fair Value Measurements (Quantitative information WGLH) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Fair Value Measurements Details [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	$ (325,700,000)	$ (299,700,000)	$ (151,700,000)
Natural Gas Related Derivatives [Member]
Fair Value Measurements Details [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(309,700,000)	(294,700,000)	(155,200,000)
Electricity Related Derivatives [Member]
Fair Value Measurements Details [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(16,000,000)	(5,000,000)	2,400,000
Washington Gas Light Company | Natural Gas Related Derivatives [Member]
Fair Value Measurements Details [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(281,100,000)	(270,600,000)	$ (133,600,000)
Washington Gas Light Company | Natural Gas Related Derivatives [Member] | Discounted Cash Flow [Member] | Maximum | Natural Gas Basis Price [Member]
Fair Value Measurements Details [Line Items]
Input Price	3.500	6.154
Washington Gas Light Company | Natural Gas Related Derivatives [Member] | Discounted Cash Flow [Member] | Minimum | Natural Gas Basis Price [Member]
Fair Value Measurements Details [Line Items]
Input Price	(1.441)	(2.101)
WGL | Natural Gas Related Derivatives [Member] | Discounted Cash Flow [Member] | Maximum | Natural Gas Basis Price [Member]
Fair Value Measurements Details [Line Items]
Input Price	3.580	6.154
WGL | Natural Gas Related Derivatives [Member] | Discounted Cash Flow [Member] | Minimum | Natural Gas Basis Price [Member]
Fair Value Measurements Details [Line Items]
Input Price	(1.441)	(2.101)
WGL | Natural Gas Related Derivatives [Member] | Option Model [Member] | Maximum | Natural Gas Basis Price [Member]
Fair Value Measurements Details [Line Items]
Input Price	$ 2.950	$ 6.154
Option Volatility Percentage	867.00%	589.60%
WGL | Natural Gas Related Derivatives [Member] | Option Model [Member] | Minimum | Natural Gas Basis Price [Member]
Fair Value Measurements Details [Line Items]
Input Price	$ (1.283)	$ (1.675)
Option Volatility Percentage	22.50%	30.90%
WGL | Electricity Related Derivatives [Member] | Discounted Cash Flow [Member] | Maximum | Electricity Congestion Price [Member]
Fair Value Measurements Details [Line Items]
Input Price	$ 73.35	$ 90.95
WGL | Electricity Related Derivatives [Member] | Discounted Cash Flow [Member] | Minimum | Electricity Congestion Price [Member]
Fair Value Measurements Details [Line Items]
Input Price	$ (5.75)	$ (2.85)